Insurance Contracts, Reinsurance Contracts Held and Investment Contracts with Discretionary Participating Features - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Insurance Contracts Reinsurance Contracts held and Investment Contracts with Discretionary Participating Features [Line Items]
Unrealized gains loss through equity	€ 1,211	€ (12,434)
Net gains and losses transferred from other comprehensive income to the income statement due to rebalancing of asset portfolios	€ 437	€ 549
Discount rates converge linearly	10 years
Ultimate forward rate	3.45%
Percentage of illiquidity factor assigned to cash flows are not dependent on the underlying assets	100.00%
Percentage of illiquidity factor assigned to cash flows are dependent on the underlying assets	0.00%
Risk mitigation adjustment to contractual service margin	€ 1,476
EUR [member]
Disclosure of Insurance Contracts Reinsurance Contracts held and Investment Contracts with Discretionary Participating Features [Line Items]
Uniform last liquid point for all Aegon's major currencies (EUR, USD and GBP)	30
Ultimate forward rate		3.65%
GBP [member]
Disclosure of Insurance Contracts Reinsurance Contracts held and Investment Contracts with Discretionary Participating Features [Line Items]
Uniform last liquid point for all Aegon's major currencies (EUR, USD and GBP)	50
Ultimate forward rate		3.45%
USD [member]
Disclosure of Insurance Contracts Reinsurance Contracts held and Investment Contracts with Discretionary Participating Features [Line Items]
Uniform last liquid point for all Aegon's major currencies (EUR, USD and GBP)	30
Ultimate forward rate		3.50%
US variable annuity products [member]
Disclosure of Insurance Contracts Reinsurance Contracts held and Investment Contracts with Discretionary Participating Features [Line Items]
Percentage of illiquidity factor assigned to cash flows are dependent on the underlying assets	100.00%
Percentage of illiquidity premium	0.00%